Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Financial Instruments [Line Items]
Effect of including interest rate and currency derivatives on borrowings and bank deposits	$ 5,020	$ 2,284
Reinsurance Recoverables	964	1,250
GE | Carrying amount
Financial Instruments [Line Items]
Investments and notes receivable	502	488
Borrowings	(16,340)	(13,356)
GE | Estimated fair value
Financial Instruments [Line Items]
Investments and notes receivable	551	512
Borrowings	(17,503)	(13,707)
GECC | Notional amount
Financial Instruments [Line Items]
Notional Amount Of Life Insurance Benefit Net	1,843	2,149
GECC | Carrying amount
Financial Instruments [Line Items]
Loans	115,889	124,288
Other commercial mortgages	1,427	1,609
Loans held for sale	778	82
Other financial instruments	122	231
Borrowings and bank deposits	(317,674)	(341,709)
Investment contract benefits	(2,970)	(3,144)
Guaranteed investment contracts	(1,000)	(1,471)
Liability for Future Policy Benefits, Life	(90)	(108)
GECC | Estimated fair value
Financial Instruments [Line Items]
Loans	120,067	128,037
Other commercial mortgages	1,508	1,619
Loans held for sale	799	82
Other financial instruments	136	267
Borrowings and bank deposits	(333,956)	(357,073)
Investment contract benefits	(3,565)	(3,644)
Guaranteed investment contracts	(1,031)	(1,459)
Liability for Future Policy Benefits, Life	$ (77)	$ (94)